Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
215.564.8521

April 13, 2018

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	OSI ETF Trust
Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing, pursuant to the Securities Act of 1933, as amended, (the "1933 Act"), submitted electronically via EDGAR, enclosed please find a registration statement on Form N-14 (the "Registration Statement") of OSI ETF Trust (the "Registrant").  The Registration Statement is being filed to register shares of beneficial interest, no par value, of O'Shares FTSE U.S. Quality Dividend ETF, O'Shares FTSE Europe Quality Dividend ETF and O'Shares FTSE Asia Pacific Quality Dividend ETF, each a series of the Registrant.

In accordance with Rule 488 under the 1933 Act, it is anticipated that the Registration Statement will automatically become effective on May 14, 2018.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number, or in my absence, to Michael D. Mabry, Esquire at 215.564.8011.

Very truly yours, /s/ J. Stephen Feinour, Jr., Esquire J. Stephen Feinour, Jr., Esquire

A Pennsylvania Limited Liability Partnership